UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             8/14/08
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        70
                                               -------------

Form 13F Information Table Value Total:        $795,253
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                               FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED   NONE
-------------------------    ---------------- -------- ---------- -------- --------- ---------- ---------   ------  ------  -------
AETNA INC NEW                 COM             00817Y108   7,093     175,000 SH       SOLE                  175,000
AKAMAI  TECHNOLOGIES INC      COM             00971T101  16,177     465,000 SH       SOLE                  465,000
ALTAIR NANOTECHNOLOGIES INC   COM             021373105     755     444,370 SH       SOLE                  444,370
APPLE INC                     COM             037833100  20,511     122,500 SH       SOLE                  122,500
AXT INC                       COM             00246W103   3,143     750,000 SH       SOLE                  750,000
BASIN WTR INC                 COM             07011T306   1,313     280,500 SH       SOLE                  280,500
CAPSTONE TURBINE CORP         COM             14067D102   1,467     350,000 SH       SOLE                  350,000
CASELLA WASTE SYS INC         CL A            147448104   1,859     152,500 SH       SOLE                  152,500
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH 167250109  11,946     300,000 SH       SOLE                  300,000
CHINA SEC & SURVE TECH INC    COM             16942J105   9,773     725,000 SH       SOLE                  725,000
CLEAN ENERGY FUELS CORP       COM             184499101   2,821     245,500 SH       SOLE                  245,500
COMVERGE INC                  COM             205859101   5,243     375,000 SH       SOLE                  375,000
CONTINENTAL AIRLS INC         CL B            210795308   5,055     500,000 SH       SOLE                  500,000
CONTINENTAL RESOURCES INC     COM             212015101  11,958     172,500 SH       SOLE                  172,500
COVANTA HLDG CORP             COM             22282E102  26,490     992,500 SH       SOLE                  992,500
CVS CAREMARK CORPORATION      COM             126650100  13,850     350,000 SH       SOLE                  350,000
DEVON ENERGY CORP NEW         COM             25179M103  11,716      97,500 SH       SOLE                   97,500
EATON CORP                    COM             278058102   8,285      97,500 SH       SOLE                   97,500
EMCORE CORP                   COM             290846104  20,455   3,267,500 SH       SOLE                3,267,500
ENERNOC INC                   COM             292764107   5,834     325,000 SH       SOLE                  325,000
ENOVA SYSTEMS INC             COM NEW         29355M200     821     196,000 SH       SOLE                  196,000
ENVIRONMENTAL PWR CORP        COM NEW         29406L201   4,337   1,040,000 SH       SOLE                1,040,000
EVERGREEN SOLAR INC           COM             30033R108   9,690   1,000,000 SH       SOLE                1,000,000
EXIDE TECHNOLOGIES            COM NEW         302051206  16,551     987,500 SH       SOLE                  987,500
F5 NETWORKS INC               COM             315616102   7,602     267,500 SH       SOLE                  267,500
FLOTEK INDS INC DEL           COM             343389102   8,042     390,000 SH       SOLE                  390,000
FUELCELL ENERGY INC           COM             35952H106   3,550     500,000 SH       SOLE                  500,000
FUSHI COPPERWELD INC          COM             36113E107  21,832     920,000 SH       SOLE                  920,000
GOOGLE INC                    CL A            38259P508  20,530      39,000 SH       SOLE                   39,000
GRACE W R & CO DEL NEW        COM             38388F108  58,138   2,475,000 SH       SOLE                2,475,000
GUSHAN ENVIRONMENTAL ENRGY L  SPON ADR        40330W106   1,162     100,000 SH       SOLE                  100,000
HARBIN ELECTRIC INC           COM             41145W109  16,302   1,150,000 SH       SOLE                1,150,000
HEADWATERS INC                COM             42210P102   2,943     250,000 SH       SOLE                  250,000
HERBALIFE LTD                 COM USD SHS     G4412G101  15,500     400,000 SH       SOLE                  400,000
ISHARES TR                    RUSSELL 2000    464287655  20,715     300,000 SH  PUT  SOLE                  300,000
LSB INDS INC                  COM             502160104   4,505     227,500 SH       SOLE                  227,500
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105  12,362     700,000 SH       SOLE                  700,000
MAXWELL TECHNOLOGIES INC      COM             577767106   6,797     640,004 SH       SOLE                  640,004
METALICO INC                  COM             591176102   6,374     385,385 SH       SOLE                  385,385
MONOGRAM BIOSCIENCES INC      COM             60975U108   6,600   6,000,000 SH       SOLE                6,000,000
NORTHWEST AIRLS CORP          COM             667280408   5,927     890,000 SH       SOLE                  890,000
NUANCE COMMUNICATIONS INC     COM             67020Y100   7,052     450,000 SH       SOLE                  450,000
ONYX PHARMACEUTICALS INC      COM             683399109  10,680     300,000 SH       SOLE                  300,000
PHILIP MORRIS INTL INC        COM             718172109  22,226     450,000 SH       SOLE                  450,000
PLAINS EXPL& PRODTN CO        COM             726505100  10,033     137,500 SH       SOLE                  137,500
QUALCOMM INC                  COM             747525103   8,874     200,000 SH       SOLE                  200,000
QUANTA SVCS INC               COM             74762E102   3,327     100,000 SH       SOLE                  100,000
RASER TECHNOLOGIES INC        COM             754055101     731      75,000 SH       SOLE                   75,000
ROCKWOOD HLDGS INC            COM             774415103   1,740      50,000 SH       SOLE                   50,000
SCHERING PLOUGH CORP          COM             806605101  64,977   3,300,000 SH       SOLE                3,300,000
SHAW GROUP INC                COM             820280105  19,773     320,000 SH       SOLE                  320,000
SINA CORP                     ORD             G81477104  11,382     267,500 SH       SOLE                  267,500
SMART BALANCE INC             COM             83169Y108  18,386   2,550,000 SH       SOLE                2,550,000
SYNTHESIS ENERGY SYS INC      COM             871628103  11,943   1,327,000 SH       SOLE                1,327,000
TELETECH HOLDINGS INC         COM             879939106   6,986     350,000 SH       SOLE                  350,000
THERMO FISHER SCIENTIFIC INC  COM             883556102  22,292     400,000 SH       SOLE                  400,000
THOMAS & BETTS CORP           COM             884315102   4,731     125,000 SH       SOLE                  125,000
TITAN INTL INC ILL            COM             88830M102   5,290     148,500 SH       SOLE                  148,500
TRONOX INC                    COM CL B        897051207     544     180,000 SH       SOLE                  180,000
TRONOX INC                    CL A            897051108   8,272   2,617,850 SH       SOLE                2,617,850
UNITED STATES OIL FUND LP     UNITS           91232N108  22,732     200,000 SH  PUT  SOLE                  200,000
VEOLIA ENVIRONNEMENT          SPONSORED ADR   92334N103   4,189      75,000 SH       SOLE                   75,000
WONDER AUTO TECHNOLOGY INC    COM             978166106  11,248   1,600,000 SH       SOLE                1,600,000
XENOPORT INC                  COM             98411C100   7,221     185,000 SH       SOLE                  185,000
XTO ENERGY INC                COM             98385X106  13,702     200,000 SH       SOLE                  200,000
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103  31,840   2,000,000 SH       SOLE                2,000,000
YUCHENG TECHNOLOGIES LTD      COM             G98777108  16,226   1,450,000 SH       SOLE                1,450,000
ZBB ENERGY CORPORATION        COM             98876R204   2,098     544,900 SH       SOLE                  544,900
ZHONGPIN INC                  COM             98952K107  10,625     850,000 SH       SOLE                  850,000

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